Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss, net of tax were as follows:

	Foreign Currency Translation Adjustments	Unrealized Losses on Cash Flow Hedges	Total
	(in thousands)
Balance at December 31, 2017	$696	$(1,237)	$(541)
Other comprehensive loss	(2,233)	(437)	(2,670)
Balance at December 31, 2018	(1,537)	(1,674)	(3,211)
Other comprehensive loss	(598)	(279)	(877)
Balance at December 31, 2019	$(2,135)	$(1,953)	$(4,088)